Accumulated Other Comprehensive Income (Loss) - Summary of Accumulated Other Comprehensive Income (Loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Beginning balance	¥ 40,011		¥ 18,044	¥ 12
Foreign currency translation adjustments	(212,597)	$ (32,582)	21,967	18,032
Ending balance	¥ (172,586)	$ (26,450)	¥ 40,011	¥ 18,044